Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Recognized Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Recognized Amount [Abstract]
Interest on lease liabilities	€ 154	€ 156	€ 153
Total cash outflow of leases	1,367	1,193	1,065
Expenses relating to short-term leases	366	339	119
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	40	26	22
Amounts recognized in the statement of cash flows
Interest on lease liabilities	154	156	153
Total cash outflow of leases	1,367	1,193	1,065
Expenses relating to short-term leases	366	339	119
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	€ 40	€ 26	€ 22